Fair Value (Details) - Schedule of fair value by using key inputs - Senior Convertible Notes [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value principal payable (in Dollars)	$ 14,662,727	$ 20,000,000
Conversion prices, as adjusted for the Reverse Stock Split and certain securities offerings (in Dollars per share)	$ 4.75	$ 4.05
Value of Common Stock on measurement date (in Dollars per share)	$ 0.69	$ 1.75
Expected term (years)	1 year 9 months 18 days	2 years 9 months 18 days
Volatility	77.00%	75.00%
Risk free rate	4.40%	1.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market yield (range)	44.30%	37.10%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market yield (range)	43.90%	0.00%